Note 2 - Securities (Detail) - Available for Sale Debt Securities by Maturity (USD $)	Dec. 31, 2012
Within one year	$ 500,000
Within one year	500,675
1-5 years	12,082,163
1-5 years	12,224,858
5-10 years	30,436,756
5-10 years	30,567,166
After ten years	7,221,987
After ten years	7,344,416
100,607,280
101,909,730
Government Sponsored Mortgage-Backed Securities [Member]
Government sponsored mortgage-backed securities not due on a single maturity date	50,366,374
Government sponsored mortgage-backed securities not due on a single maturity date	$ 51,272,615